As filed with the Securities and Exchange Commission on October 24, 2013

File Nos. 333-51938

811-10221

SECURITIES AND EXCHANGE COMMISSION

Washington,  D.C.  20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 24	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 25	☒

ALLIANCEBERNSTEIN TRUST

(Exact Name of Registrant as Specified in Charter)

1345 Avenue of the Americas

New York, New York 10105

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code:

(800) 221-5672

EMILIE D. WRAPP

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Copies of Communications to:

Kathleen K. Clarke

Seward & Kissel LLP

901 K Street, N.W.

Suite 800

Washington, D.C. 20001

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on October 24, 2013 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 24 to the Registration Statement of AllianceBernstein Trust (the “Registrant”) on Form N-1A (File No. 333-51938) (the “Amendment”) is being filed pursuant to Rule 485(b)(1)(vii) to register Class Z shares of the AllianceBernstein Discovery Value Fund. This Amendment does not affect the currently effective prospectus and statement of additional information for other series and classes of the Registrant’s shares not included herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York on the 24th day of October, 2013.

ALLIANCEBERNSTEIN TRUST

By:	Robert M. Keith *
Robert M. Keith
President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

	Signature	Title	Date

(1)	Principal Executive Officer:

	Robert M. Keith *	President and	October 24, 2013
	Robert M. Keith	Chief Executive Officer

(2)	Principal Financial and Accounting Officer:

	/s/ Joseph J. Mantineo	Treasurer and	October 24, 2013
	Joseph J. Mantineo	Chief Financial Officer

All of the Trustees:

John H. Dobkin* Michael J. Downey* William H. Foulk, Jr.* D. James Guzy* Robert M. Keith* Nancy P. Jacklin* Garry L. Moody* Marshall C. Turner, Jr.* Earl D. Weiner*

*By:	/s/ Stephen J. Laffey		October 24, 2013
Stephen J. Laffey
As Attorney-in-Fact

Index to Exhibits

Exhibit No.	Description of Exhibits

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CALC	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase